General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity:

Rail Vision Ltd. (the “Company”) was incorporated and registered in Israel on April 18, 2016. The Company is a development-stage technology Company that is engaged in the design, development and assembly of railway detection systems designed to solve the challenges in railway operational safety, efficiency and predictive maintenance. The Company’s railway detection systems include different types of cameras, including optics, visible light spectrum cameras (video) and thermal cameras that transmit data to a ruggedized on-board computer which is designed to be suitable for the rough environment of a train’s locomotive.

The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on March 31, 2022, under the symbols “RVSN” and “RVSNW,” respectively (see Note 9B (4) below).

The Company’s activities are subject to significant risks and uncertainties. The Company has incurred significant losses since the date of its inception and anticipates that it will continue to incur significant losses until it will be able to successfully commercialize its products. Failure to obtain this necessary capital when needed may force the Company to delay, limit or terminate its product development efforts or other operations. In addition, the Company is subject to risks including, among other things, competition associated with the industry in general, risks associated with financing, liquidity requirements, rapidly changing customer requirements, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital.

As described in note 15C, subsequent to the balance sheet date, the Company raised $8,830 as part of issuance of shares and exercise of warrants and according to the current monthly burn rate, the management anticipates that its cash and cash equivalents as of the issuance date of the financial statements and the future expected cash flow from sales will be sufficient for 12 months of operations.

B.	Issuance of bonus shares and reverse split:

On February 13, 2022, the Company effected a bonus shares issuances under Israeli law to reflect the effect of 44-for-1 forward share split of the Company’s ordinary shares. Accordingly, (i) for each one share of outstanding ordinary shares, 43 additional ordinary shares were issued and distributed to the holder thereof; (ii) the number of ordinary shares issuable upon the exercise of each outstanding convertible preferred shares, warrant and option was proportionately increased by 43 additional ordinary shares; (iii) the exercise price of each outstanding option to purchase ordinary shares was proportionately adjusted; (iv) the authorized number of ordinary shares was increased in order to reflect such issuance of bonus shares; and (v) the par value of ordinary shares was not adjusted as result of this issuance of bonus shares.

On November 15, 2023, the Company effected a one-for-eight (1-for-8) reverse stock split of its ordinary share (the “Reverse Split”). As a result of the Reverse Split, every eight (8) shares of ordinary share either issued and outstanding were combined into one new share of ordinary share. All outstanding securities entitling their holders to purchase ordinary shares, including options and warrants were adjusted as a result of the Reverse Split, as required by the terms of those securities. The Reverse Split changed the par value of the ordinary share from NIS 0.01 to NIS 0.08. the Reverse Split did not change the number of shares authorized for issuance. See also note 15D below.

All share amounts, share prices, and exercise prices have been adjusted retroactively within these financial statements to reflect the issuance of the bonus shares and the Reverse Split.